PROPERTY, PLANT AND EQUIPMENT	6 Months Ended
Jun. 30, 2024
Property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT	PROPERTY, PLANT AND EQUIPMENT

US$ MILLIONS	Utilities	Transport	Midstream	Data	Total

Balance at December 31, 2022	$7,277	$9,337	$14,679	$8,185	$39,478
Acquisitions through business combinations(1)	118	8,811	—	35	8,964
Additions, net of disposals	519	591	459	226	1,795
Assets held by subsidiaries disposed during the period	—	(59)	(45)	—	(104)
Non-cash additions (disposals)	28	74	(7)	692	787
Net foreign currency exchange differences	321	126	319	(52)	714
Balance at December 31, 2023	$8,263	$18,880	$15,405	$9,086	$51,634
Acquisitions through business combinations(1)	—	—	—	2,444	2,444
Additions, net of disposals	229	481	283	832	1,825
Assets held by subsidiaries disposed during the period	—	(141)	—	—	(141)
Non-cash additions (disposals)	31	(182)	(21)	(292)	(464)
Net foreign currency exchange differences	(93)	(94)	(452)	(2)	(641)
Balance at June 30, 2024	$8,430	$18,944	$15,215	$12,068	$54,657

Accumulated depreciation:
Balance at December 31, 2022	$(1,454)	$(2,040)	$(982)	$(920)	$(5,396)
Depreciation expense	(392)	(601)	(557)	(419)	(1,969)
Disposals	53	20	—	—	73
Assets held by subsidiaries disposed during the period	—	17	—	—	17
Non-cash additions	19	45	30	90	184
Net foreign currency exchange differences	(60)	(45)	(29)	2	(132)
Balance at December 31, 2023	$(1,834)	$(2,604)	$(1,538)	$(1,247)	$(7,223)
Depreciation expense	(207)	(497)	(334)	(371)	(1,409)
Disposals	40	1	—	—	41
Assets held by subsidiaries disposed during the period	—	38	—	—	38
Non-cash disposals	11	20	2	(13)	20
Net foreign currency exchange differences	25	36	44	2	107
Balance at June 30, 2024	$(1,965)	$(3,006)	$(1,826)	$(1,629)	$(8,426)

Accumulated fair value adjustments:
Balance at December 31, 2022	$1,639	$1,048	$522	$—	$3,209
Fair value adjustments	143	330	312	—	785
Net foreign currency exchange differences	125	17	(1)	—	141
Balance at December 31, 2023	$1,907	$1,395	$833	$—	$4,135
Net foreign currency exchange differences	(26)	(23)	(1)	—	(50)
Balance at June 30, 2024	$1,881	$1,372	$832	$—	$4,085

Net book value:
December 31, 2023	$8,336	$17,671	$14,700	$7,839	$48,546
June 30, 2024(2)	$8,346	$17,310	$14,221	$10,439	$50,316
1.Refer to Note 6, Acquisition of Businesses, for further details.
2.Includes right-of-use assets of $248 million in our utilities segment, $916 million in our transport segment, $322 million in our midstream segment and $3,027 million in our data segment. Current lease liabilities of $478 million have been included in accounts payable and other and non-current lease liabilities of $3,942 million have been included in other liabilities in the Consolidated Statements of Financial Position.
The partnership’s property, plant, and equipment is measured at fair value on a recurring basis with an effective date of revaluation for all asset classes of December 31, 2023. Brookfield Infrastructure determined fair value under the income method or on a depreciated replacement cost basis. The partnership’s right-of-use assets recorded as property, plant, and equipment are measured using the cost model. Assets under development are revalued where fair value could be reliably measured.